Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Accrued Liabilities

Accrued liabilities consist of the following at September 30 (in thousands):

	2012	2011
Compensation and related benefits	$39,446	$24,824
Interest	39,003	37,065
Interest rate swap agreements	9,800	—
Product warranties	8,604	8,722
Income taxes payable	—	8,937
Other	42,384	49,701

Total	$139,237	$129,249